Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Rental expenses for operating leases	¥ 8,455	$ 1,214	¥ 9,492	¥ 9,753